INCOME TAXES (Detail Textuals) - High Street Capital Partners, LLC	12 Months Ended
Dec. 31, 2018
Income Tax Expense (Benefit) [Line Items]
Percentage of TRA payable to HSCP members upon conversion	65.00%
Percentage of TRA benefit contributed to bonus plan	20.00%
Percentage of realized tax benefits retained	15.00%